Commitments and Contingencies - Schedule of Commitments and Contingencies (Details) - Dec. 31, 2025		CNY (¥)	USD ($)
Schedule of Commitments and Contingencies [Line Items]
Total		¥ 7,096,134	$ 29,360,855
Less than 1 year			29,117,002
1-3 years			243,853
Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	[1]		381,387
Less than 1 year	[1]		254,201
1-3 years	[1]		127,186
Payment obligation for the purchase of an office unit [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	[2]		7,096,134
Less than 1 year	[2]		7,096,134
1-3 years	[2]
Payment obligation for the purchase of a vehicle [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	[3]		183,334
Less than 1 year	[3]		66,667
1-3 years	[3]		116,667
Debt obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	[4]		21,700,000
Less than 1 year	[4]		21,700,000
1-3 years	[4]

[1]	Operating lease agreements represent non-cancellable operating leases for our office space and vehicle used for daily operation.
[2]	Payment obligation for the purchase of a unit represents an outstanding capital commitment of RMB7,096,134 as of December 31, 2025. The property is expected to be delivered on or about June 30, 2026. Upon delivery, the Group intends to finance the remaining balance through a ten-year mortgage loan, using the office unit as collateral.
[3]	Payment obligation for the purchase of a vehicle represents the outstanding balance under the purchase agreement for the acquisition of a vehicle.
[4]	Debt obligations consist of short-term bank borrowings and current-portion of long-term bank borrowings.